Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Parenthetical) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Bauxite [Member]
Goodwill [Line Items]
Segment reporting, goodwill	$ 49
Alumina [Member]
Goodwill [Line Items]
Segment reporting, goodwill	$ 97